ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

AIRNET TECHNOLOGY INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2020 AND 2021

(In U.S. dollars in thousands, except share and per share data)

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirNet Technology Inc. ("AirNet" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirNet, its subsidiaries, through its variable interest entities ("VIEs") and VIEs’ subsidiaries (collectively the "Group") to operate its out-of-home advertising network, primarily air travel advertising network, in the People’s Republic of China (the "PRC"). And the Company conducts the cryptocurrencies mining business operations by its Hong Kong subsidiary Blockchain Dynamics Limited.

The Group provides advertising time slots in the form of digital TV screens on airplanes, and media contents display in air travel. Collaborating with the Group’s partners, AirNet serves airline travelers with interactive entertainment and a coverage of breaking news, and furnishes corporate clients with advertisements tailored to the perceptions of the travelers.

The Group generates revenue from the cryptocurrency earns through its mining activities.

As of issuance date of this report, details of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

Introduction of the Group - continued

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:

Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands ("BVI")	100%

AirNet International Limited ("AirNet International")	July 14, 2007	BVI	100%

AirNet (China) Limited ("AN China")	August 5, 2005	Hong Kong	100%

Subsidiaries:

Blockchain Dynamics Limited	January 11, 2021	Hong Kong	100%

Energy Bytes Inc.	January 21, 2022	United States	100%

Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology")	September 19, 2005	the PRC	100%

Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang")	June 6, 2006	the PRC	100%

Xi’an Shengshi Dinghong Information Technology Co., Ltd. ("Xi’an Shengshi")	December 31, 2007	the PRC	100%

VIEs:

Beijing Linghang Shengshi Advertising Co., Ltd. ("Linghang Shengshi ")	August 7, 2005	the PRC	N/A

Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”)	May 6, 2016	the PRC	N/A

Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online")	April 30, 2015	the PRC	N/A

VIEs’ subsidiaries:

Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang")	January 16, 2008	the PRC	N/A

Beijing AirNet Pictures Co., Ltd. ("AirNet Pictures")	September 13, 2007	the PRC	N/A

Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang")	October 17, 2008	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Air Esurfing Information Technology Co., Ltd. ("Air Esurfing")	September 25, 2013	the PRC	N/A

Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang")	April 23, 2015	the PRC	N/A

Beijing Wangfan Jiaming Pictures Co., Ltd. ("Wangfan Jiaming")	December 31, 2015	the PRC	N/A

Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A

Beijing Wangfan Jiaming Advertising Co.,Ltd. ("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Shandong Airmedia Cheweishi Network Technology Co., Ltd. (“Shangdong Cheweishi”)	July 21, 2016	the PRC	N/A

Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A

Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”)	May 17, 2018	the PRC	N/A

Beijing Airport United Culture Media Co., Ltd. (“Airport United”)	June 19, 2018	the PRC	N/A

Yuehang Sunshine (Beijing) Asset Management Co., Ltd. (“Yuehang Asset”)	January 18, 2019	the PRC	N/A

Air Joy Media Private Limited (“Air Joy”)	November 15, 2019	Singapore	N/A

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

One of the Company’s subsidiary, AN China, the 100% shareholder of Chuangyi Technology, Shenzhen Yuehang, and Xi’an Shengshi, has been engaged in the advertising business in Hong Kong since September 2008.

The Group conducts substantially all of its activities through VIEs, i.e. Linghang Shengshi, Iwanfan and AirNet Online, and the VIEs' subsidiaries. The VIEs have entered into the following series of agreements with Chuangyi Technology:

●	Technology support and service agreement: Chuangyi Technology provides exclusive technology support and consulting services to the VIEs and in return, the VIEs are required to pay Chuangyi Technology service fees. The VIEs pay to Chuangyi Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to Chuangyi Technology, a net cost-plus rate of no less than 0.5% in the case of Linghang Shengshi, and Jiaming Advertising, or 1.0% in the case of Beijing Yuehang, which final rate should be determined by Chuangyi Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service fees for each given year payable by AirNet Online to Chuangyi Technology under AirNet Online’s technology support and service agreement shall be determined by AirNet Online and Chuangyi Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of Chuangyi Technology that provides services to AirNet Online, the number of service hours, the nature and value of the services provided by Chuangyi Technology, the extent to which Chuangyi Technology provides patent or other license to AirNet Online in its provision of technology support and service and the correlation between AirNet Online’s results of operations and the technology support and service provided by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AirNet Online shall negotiate in good faith with Chuangyi Technology to determine the new fee. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

●	Technology development agreement: VIEs exclusively engaged Chuangyi Technology to provide technology development services. Chuangyi Technology owns the intellectual property rights developed in the performance of these agreements. Except for AirNet Online, the VIEs pay to Chuangyi Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to Chuangyi Technology, a net cost-plus rate of no less than 0.5% in the case of Linghang Shengshi, and Jiaming Advertising, which final rate should be determined by Chuangyi Technology. It is at Chuangyi Technology's sole discretion that the rate and amount of fees ultimately charged the VIEs under these agreements are determined. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development fees for each given year payable by AirNet Online to Chuangyi Technology under AirNet Online’s technology development agreement shall be determined by AirNet Online and Chuangyi Technology at the first month of such year taking into account several factors. Those factors include the credential of the team of Chuangyi Technology that provides services to AirNet Online, the number of service hours, the nature and value of the services provided by Chuangyi Technology, the extent to which Chuangyi Technology provides patent or other license to AirNet Online in its provision of technology development service and the correlation between AirNet Online’s results of operations and the technology development service provided by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AirNet Online shall negotiate in good faith with Chuangyi Technology to determine the new fee. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.
●	Exclusive Technology Consultation and Service Agreement: AirNet Online exclusively engages Chuangyi Technology to provide consultation services in relation to management, training, marketing and promotion. AirNet Online agrees to pay to Chuangyi Technology the amount of annual service fees as determined by Chuangyi Technology. In the event Chuangyi Technology finds it necessary to make subsequent adjustment to the amount of fees, AirNet Online shall negotiate in good faith with Chuangyi Technology to determine the new fees. The exclusive technology consultation and service agreement remains effective for ten years and such term may be reviewed by Chuangyi Technology’s written confirmation prior to the expiration of the agreement term.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

●	Call option agreement : Under the call option agreements between Chuangyi Technology and the shareholders of Linghang Shengshi, Beijing Yuehang and Jiaming Advertising, the shareholders of those VIEs irrevocably granted Chuangyi Technology or its designated third party an exclusive option to purchase from the VIEs' shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. Under the call option agreements between Chuangyi Technology and the shareholders of AirNet Online, the shareholders of AirNet Online irrevocably granted Chuangyi Technology or its designated third party an exclusive option to purchase from the shareholders of AirNet Online, to the extent permitted under PRC law, all the equity interests in AirNet Online, as the case may be. To the extent the applicable PRC law does not require the valuation of the subject equity interests and does not otherwise restrict the purchase price for such equity interests, such purchase price shall equal the amount of actual payment made by the respective shareholders of AirNet Online with respect to the equity interests whether in the form or share capital injection or secondary purchase price. If and where the applicable PRC law requires the valuation of the subject equity interests or otherwise has restrictions on the purchase price for such equity interests, such purchase price shall equal the minimum amount of consideration permitted by the applicable law. In addition, under these agreements (except for the call option agreements between Chuangyi Technology and the shareholders of AirNet Online), Chuangyi Technology has undertaken to act as guarantor of VIEs in all operations-related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or if the VIEs suffer operating difficulties, provided that the relevant VIE's shareholders satisfy the terms and conditions in the call option agreements. Under PRC laws, to provide an effective guarantee, a guarantor needs to execute a specific written agreement with the beneficiary of the guarantee. As Chuangyi Technology has not entered into any written guarantee agreements with any third-party beneficiaries to guarantee the VIEs' performance obligations to these third parties, none of these third parties can demand performance from Chuangyi Technology as a guarantor of the VIEs' performance obligations. The absence of a written guarantee agreement, however, does not affect the conclusion that the Group is the primary beneficiary of the VIEs and in turn should consolidate the financials of the VIEs. The term of each call option agreement is ten years and such terms can be renewed upon expiration at Chuangyi Technology's sole discretion.
●	Equity pledge agreement: Under the equity pledge agreements between Chuangyi Technology and the shareholders of the Group’s VIEs other than AirNet Online, the shareholders of those VIEs pledged all of their equity interests, including the right to receive declared dividends, in those VIEs to Chuangyi Technology to guarantee those VIEs' performance of their obligations under the technology support and service agreement and the technology development agreement. Under the equity pledge agreements between Chuangyi Technology and the shareholders of AirNet Online, the shareholders of AirNet Online pledged all of their equity interests, including the right to receive declared dividends, in AirNet Online to Chuangyi Technology to guarantee the performance by AirNet Online of its obligations under its call option agreement and its exclusive technology consultation and service agreement. If the VIEs fail to perform their obligations set forth in the applicable agreements, Chuangyi Technology shall be entitled to exercise all the remedies and powers set forth in the provisions of the applicable equity pledge agreements. Those agreements remain effective for as long as the technology support and service agreements and technology development agreement are effective, or, in the case of AirNet Online, until two years after the term of the obligations under the call option agreement and exclusive technology consultation and service agreement.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

●	Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize Chuangyi Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. The authorization letters by the shareholders of the Group’s VIEs other than AirNet Online will remain effective during the operating periods of the respective VIEs. Such authorization is effective for ten years and such term is renewed upon its expiry at Chuangyi Technology's sole discretion. The authorization letters by the shareholders of AirNet Online will remain effective for as long as the respective parties remain shareholders of AirNet Online unless terminated earlier by Chuangyi Technology or the call option agreement with respect to AirNet Online is terminated prior to its expiration.

Through the above contractual arrangements, Chuangyi Technology has obtained 100% of shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and may receive substantially all of the net income of the VIEs through the technical support and service fees as determined by Chuangyi Technology at its sole discretion. Accordingly, the Group has consolidated the VIEs because the Group believes, through the contractual arrangements, (1) Chuangyi Technology could direct the activities of the VIEs that most significantly affect its economic performance and (2) Chuangyi Technology could receive substantially all of the benefits that could be potentially significant to the VIEs. Other than the contractual arrangements described above, because the management and certain employees of Chuangyi Technology also serve in the VIEs as management or employees, certain operating costs paid by Chuangyi Technology, such as payroll costs and office rental, were re-charged to the VIEs.

Chuangyi Technology also entered into loan agreements with each shareholder of AirNet Online, pursuant to which Chuangyi Technology permits to make loans in an aggregate amount of RMB 50,000 to the shareholders of AirNet Online solely for the incorporation and capitalization of AirNet Online. The loan is interest free and the term of the loan is ten years and shall be automatically renewed on an annual basis unless Chuangyi Technology objects. Chuangyi Technology can require the shareholders to repay all or a portion of the loan before the maturity date with a 15 days prior written notice. Under such circumstances, Chuangyi Technology is entitled to, or designate a third party to, buy all or a portion of the shareholders' equity interests in AirNet Online on a pro rata basis based on the amount of the repaid principal of the loan.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group’s ability to control the VIEs also depends on the authorization letters that Chuangyi Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

Risks in relation to the VIE structure - continued

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiaries and affiliates;
●	discontinue or restricting the Group’s PRC subsidiaries’ and affiliates’ operations;
●	impose conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or
●	require the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, Chuangyi Technology, or the VIEs.

Certain shareholders of VIEs are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of VIEs. Their interests as beneficial owners of VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

The following financial statement information for AirNet’s VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2020	2021

Total current assets	$55,850	$29,093
Total non-current assets	56,292	53,744

Total assets	112,142	82,837

Total current liabilities	107,221	350,652
Total non-current liabilities	2,608	13

Total liabilities	$109,829	$350,665

	For the years ended December 31,
	2019	2020	2021

Net revenues	$26,022	$23,434	$9,075
Net (loss) income	(30,972)	7,672	(15,726)
Net cash used in operating activities	(14,813)	(5,681)	(5,230)
Net cash provided by investing activities	4,440	352	—
Net cash (used in) provided by financing activities	(4,323)	19,164	(9,433)

The VIEs contributed an aggregate of 100.0%, 100.0% and 77.7% of the consolidated net revenues for the years ended DECEMBER 31, 2019, 2020 AND 2021, respectively. As of December 31, 2020 and 2021, the VIEs accounted for an aggregate of 97.4% and 86.3%, respectively, of the consolidated total assets, and 94.3% and 71.3%, respectively, of the consolidated total liabilities.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

On December 23, 2018, the State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which On December 23, 2018, the PRC State Council submitted the draft version of the Foreign Investment Law to the Standing Committee of the National People’s Congress, which was promulgated by the National People’s Congress on its official site on December 26, 2018 for public consultation until February 24, 2019. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which came into effect on January 1, 2020 and replaced the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law and the Wholly Foreign-invested Enterprise Law, together with their implementation rules and ancillary regulations.